SHAREHOLDERS' EQUITY - Ordinary Shares (Details)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023 vote $ / shares shares	Sep. 30, 2023 vote $ / shares shares	Dec. 31, 2022 Vote vote $ / shares shares	Aug. 24, 2023 shares	Sep. 30, 2022 shares	Jun. 30, 2022 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)		3,300,000,000	1,086,027,188
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Ordinary shares, votes per share | vote			1
Common stock, issued (in shares)		737,585,438	299,783,421
Common stock, outstanding (in shares)		737,585,438	299,783,421
Class A ordinary stock subject to possible redemption, issued (in shares)			332,314,737
Class A ordinary stock subject to possible redemption, outstanding (in shares)	332,314,737	0	332,314,737		332,314,737	332,314,737	108,721,433	107,634,678
Class A ordinary share
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)		1,800,000,000	24,452,565
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, votes per share | vote		1
Common stock, issued (in shares)			24,452,565	91,300,735
Common stock, outstanding (in shares)			24,452,565
Class A ordinary share | Aurora Acquisition Corp
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	500,000,000		500,000,000				500,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001				$ 0.0001
Ordinary shares, votes per share | Vote			1
Class A ordinary shares subject to possible redemption | Aurora Acquisition Corp
SHAREHOLDERS' EQUITY
Class A ordinary stock subject to possible redemption, issued (in shares)			24,300,287
Class A ordinary stock subject to possible redemption, outstanding (in shares)	212,598		24,300,287				24,300,287
Class A ordinary shares not subject to possible redemption | Aurora Acquisition Corp
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	500,000,000		500,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, votes per share | vote	1
Common stock, issued (in shares)	1,836,240		3,500,000				3,500,000
Common stock, outstanding (in shares)	1,836,240		3,500,000				3,500,000
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)		700,000,000	588,261,164
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, votes per share | vote		3
Common stock, issued (in shares)			171,441,780	574,407,420
Common stock, outstanding (in shares)			171,441,780
Class B ordinary shares | Aurora Acquisition Corp
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	50,000,000		50,000,000				50,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001				$ 0.0001
Ordinary shares, votes per share	1		1
Common stock, issued (in shares)	6,950,072		6,950,072				6,950,072
Common stock, outstanding (in shares)	6,950,072		6,950,072				6,950,072
Shares subject to forfeiture	249,928		249,928
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	20.00%		20.00%
Ratio to be applied to the stock in the conversion	20	20	20